                          American Century Investments
                                4500 Main Street
                           Kansas City, Missouri 64111

December 7, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  American Century Mutual Funds, Inc.
     1933 Act File No. 2-14213
     1940 Act File No. 811-0816

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities  Act of 1933, as amended,  the undersigned  hereby  certifies  that the form of  prospectus  and  statement  of additional  information that would have been filed under paragraph (b) or (c) of
Rule 497 with respect to the  above-referenced  issuer  would not have  differed from that contained in Post-Effective  Amendment No. 106 filed November 29, 2004 to the issuer's Registration  Statement on Form N-1A, the text of which has been filed electronically.

     If there are any  questions  or  comments  regarding  this  filing,  please contact the undersigned at (816) 340-3335.

Very truly yours,

/s/ Otis H. Cowan
-------------------------------------
Otis H. Cowan
Assistant General Counsel